Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Supplement [Text Block]	cf4_SupplementTextBlock

SUPPLEMENT TO

CALVERT HIGH YIELD BOND FUND

Calvert Income Funds Prospectus
Class A, B, C, O and Y
dated January 31, 2012, as revised April 27, 2012

Date of supplement: November 1, 2012

Calvert investment Management, inc. (the “Advisor”) has contractually agreed to further waive fees or reimburse expenses for Class A, Class C and Class Y of the Fund, so that direct net operating expenses will not exceed 1.07%, 2.07% and 0.82%, respectively. The new expense limitation agreements are effective November 1, 2012, through January 31, 2014.

To reflect the new expense limitations, the table contained under “Fees and Expenses of the Fund” for Calvert High Yield Bond Fund on page 24 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum sales charge (load) on	3.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge	None	1.00%	None
(load) (as a % of amount purchased
or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.56%	0.72%	2,723.09%
Total annual fund operating expenses	1.56%	2.47%	2,723.84%
Less fee waiver and/or expense	(0.49%)	(0.40%)	(2,723.02%)
reimbursement [2]
Net expenses	1.07%	2.07%	0.82%

Footnote 2 to the table referenced above is deleted and replaced with the following:

[2] The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.07% for Class A, 2.07% for Class C and 0.82% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

The table contained under “Fees and Expenses of the Fund - Example” for Calvert High Yield Bond Fund on page 24 of the Prospectus is deleted and replaced with the following:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$480	$803	$1,148	$2,122
Class C
Expenses assuming
redemption	$310	$731	$1,280	$2,776
Expenses assuming	$210	$731	$1,280	$2,776
no redemption
Class Y	$84	$721	$1,385	$3,163

Retail | Calvert High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf4_SupplementTextBlock

SUPPLEMENT TO

CALVERT HIGH YIELD BOND FUND

Calvert Income Funds Prospectus
Class A, B, C, O and Y
dated January 31, 2012, as revised April 27, 2012

Date of supplement: November 1, 2012

Calvert investment Management, inc. (the “Advisor”) has contractually agreed to further waive fees or reimburse expenses for Class A, Class C and Class Y of the Fund, so that direct net operating expenses will not exceed 1.07%, 2.07% and 0.82%, respectively. The new expense limitation agreements are effective November 1, 2012, through January 31, 2014.

To reflect the new expense limitations, the table contained under “Fees and Expenses of the Fund” for Calvert High Yield Bond Fund on page 24 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum sales charge (load) on	3.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge	None	1.00%	None
(load) (as a % of amount purchased
or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.56%	0.72%	2,723.09%
Total annual fund operating expenses	1.56%	2.47%	2,723.84%
Less fee waiver and/or expense	(0.49%)	(0.40%)	(2,723.02%)
reimbursement [2]
Net expenses	1.07%	2.07%	0.82%

Footnote 2 to the table referenced above is deleted and replaced with the following:

[2] The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.07% for Class A, 2.07% for Class C and 0.82% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

The table contained under “Fees and Expenses of the Fund - Example” for Calvert High Yield Bond Fund on page 24 of the Prospectus is deleted and replaced with the following:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$480	$803	$1,148	$2,122
Class C
Expenses assuming
redemption	$310	$731	$1,280	$2,776
Expenses assuming	$210	$731	$1,280	$2,776
no redemption
Class Y	$84	$721	$1,385	$3,163

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Retail | Calvert High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Net expenses	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	480
3 Years	rr_ExpenseExampleYear03	803
5 Years	rr_ExpenseExampleYear05	1,148
10 Years	rr_ExpenseExampleYear10	2,122
Retail | Calvert High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Net expenses	rr_NetExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	310
3 Years	rr_ExpenseExampleYear03	731
5 Years	rr_ExpenseExampleYear05	1,280
10 Years	rr_ExpenseExampleYear10	2,776
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	731
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
Retail | Calvert High Yield Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2723.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	2723.84%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2723.02%)	[1]
Net expenses	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,385
10 Years	rr_ExpenseExampleYear10	3,163

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.07% for Class A, 2.07% for Class C and 0.82% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.